Intangible Assets, Net and Goodwill - Summary of Aggregate Carrying Amount of Goodwill (Detail) $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 145,566,497	$ 7,396	$ 151,463,232	$ 152,632,635
Europe [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	53,066,729		53,143,542
Brazil [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	21,388,124		24,708,740
Puerto Rico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	17,463,394		17,463,394
Dominican Republic [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	14,186,723		14,186,723
Mexico [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	12,770,381		13,981,033
Ecuador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	9,856,601		9,852,912
Peru [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	3,086,981		3,958,110
El Salvador [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,576,214		2,834,134
Chile [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,510,577		2,510,577
Colombia [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	2,155,385		2,155,385
Other countries [member]
Disclosure of carrying value of goodwill [line items]
Goodwill	$ 6,505,388		$ 6,668,682